TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXES OTHER THAN INCOME TAX
Consumption tax	¥ 202,671	¥ 201,901	¥ 192,907
City construction tax	16,247	18,237	18,274
Education surcharge	12,011	13,187	13,811
Resources tax	5,883	6,021	4,841
Other	5,723	7,152	5,459
Taxes other than income tax	¥ 242,535	¥ 246,498	¥ 235,292